Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted During Period (Details) - Global Blue Management Incentive Plan	Aug. 25, 2023 $ / shares
RSA 2023 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.63
Expected volatility, share options granted (in percentage)	0.270
Risk free interest rate (in percentage)	5.60%
Fair value per share (in USD per share)	$ 4.21
RSA 2023 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.63
Expected volatility, share options granted (in percentage)	0.440
Risk free interest rate (in percentage)	5.10%
Fair value per share (in USD per share)	$ 4.08
RSA 2023 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.63
Expected volatility, share options granted (in percentage)	0.550
Risk free interest rate (in percentage)	4.80%
Fair value per share (in USD per share)	$ 3.95
RSA 2023 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.63
Expected volatility, share options granted (in percentage)	0.720
Risk free interest rate (in percentage)	4.60%
Fair value per share (in USD per share)	$ 3.82
RSA 2023 CEO | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.76
Expected volatility, share options granted (in percentage)	0.270
Risk free interest rate (in percentage)	5.60%
Fair value per share (in USD per share)	$ 4.30
RSA 2023 CEO | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 5.76
Expected volatility, share options granted (in percentage)	0.440
Risk free interest rate (in percentage)	5.10%
Fair value per share (in USD per share)	$ 4.18